Collaboration Agreements (Details Textual) € in Thousands				1 Months Ended		12 Months Ended
	Apr. 03, 2014	Dec. 14, 2011 USD ($)	Mar. 12, 2009 USD ($)	May. 31, 2014 USD ($)	Aug. 18, 2009 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2015 USD ($)
Collaborative Arrangements and Noncollaborative Arrangement Milestone Payments Incurred							$ 0		$ 0
Technology Transfer Agreement [Member]
Collaborative Arrangements and Noncollaborative Arrangement Milestone Payments Incurred											$ 300,000
Tianjing Can Sino Biotechnology Inc [Member] | Technology Transfer Agreement [Member]
Collaborative Arrangements and Noncollaborative Arrangement Payment for Transfer of Additional Serotypes and Related Technology		$ 300,000
Collaborative Arrangements and Noncollaborative Arrangement Milestone Payments Incurred						$ 1,200,000
Collaborative Arrangements and Noncollaborative Arrangement Milestone Payments Incurred for Agreement before Amendment						1,000,000
Collaborative Arrangements and Noncollaborative Arrangement Milestone Payments Incurred for Amended Agreement							200,000
Collaborative Arrangement Term of Agreement			8 years
Tianjing Can Sino Biotechnology Inc [Member] | Technology Transfer Agreement [Member] | Maximum [Member]
Collaborative Arrangements and Noncollaborative Arrangement Milestone Payments			$ 3,000,000
Royalty Payment on Net Sales			10.00%
Collaborative Arrangement Term of Agreement			8 years
Tianjing Can Sino Biotechnology Inc [Member] | Technology Transfer Agreement [Member] | Minimum [Member]
Royalty Payment on Net Sales			6.00%
National Institute of Health [Member] | Patent License Agreement [Member]
Collaborative Arrangements and Noncollaborative Arrangement License Issue Royalty					$ 80,000
Collaborative Arrangements and Noncollaborative Arrangement License Royalty Payments Upon Achievement of Each Benchmark						330,000
Collaborative Arrangement Term of Agreement					8 years
Royalty Expense						9,000	8,000		$ 21,000
National Institute of Health [Member] | Patent License Agreement [Member] | Maximum [Member]
Royalty Payment on Net Sales					4.00%
National Institute of Health [Member] | Patent License Agreement [Member] | Minimum [Member]
Royalty Payment on Net Sales					1.50%
Collaborative Arrangements and Noncollaborative Arrangement Non Refundable Annual Royalty					$ 8,000
Medimmune LLC [Member] | H5N1 Licenses [Member]
Collaborative Arrangements and Noncollaborative Arrangement Milestone Payments				$ 0
Collaborative Arrangements and Noncollaborative Arrangement Milestone Payments Incurred						$ 9,900
Collaborative Arrangements and Noncollaborative Arrangement Licenses Fees and Royalties Paid										$ 3,400,000
Doses Of Vaccines Obtained From Government									3,000,000
Accrued Royalties, Current									$ 1,036,000
Institute For Translational Vaccinology [Member]
Collaborative Arrangements and Noncollaborative Arrangement Entrance Fees and Milestone Payments							2,406,000	€ 1,500
Entrance Fee Recorded As Research And Development Expense							665,000	500
Collaborative Arrangement Term of Agreement	50 years
Institute For Translational Vaccinology [Member] | Sabin Inactivated Polio Vaccine [Member]
Payment Made Recorded As Research And Development Expense							$ 125,000	€ 94